BNMC Continuation Cars LLC Business Combination - Schedule of Fair Value and Useful Life of Brand Name (Details) - BNMC Continuation Cars LLC [Member] - Brand Name [Member]	Dec. 31, 2024 USD ($)
Schedule of Fair Value and Useful Life of Brand Name [Line Items]
Brand name, Fair value	$ 18,000
Brand name, Useful life	2 years
Less: accumulated amortization	$ (6,000)
Barnd name, net	$ 12,000